UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Atherton Lane Advisers, LLC

Address:   3000 Sand Hill Road
           Building 1, Suite 170
           Menlo Park, CA 94025


Form 13F File Number: 28-11768


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   William E. McDonnell
Title:  Chief Compliance Officer
Phone:  (650) 233-1200

Signature,  Place,  and  Date  of  Signing:

/s/ William E. McDonnell           Menlo Park, CA                     8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             115

Form 13F Information Table Value Total:  $    1,124,071
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AFLAC INC                        COM             001055102      772    18,096 SH       SOLE                   18,096      0    0
AT&T INC                         COM             00206R102      266    10,999 SH       SOLE                   10,999      0    0
ACME PACKET INC                  COM             004764106      305    11,351 SH       SOLE                   11,351      0    0
AIR PRODUCTS & CHEMICALS INC     COM             009158106      879    13,565 SH       SOLE                   13,565      0    0
ALTRIA GROUP INC                 COM             02209S103      268    13,392 SH       SOLE                   13,392      0    0
AMERICAN EXPRESS CO              COM             025816109      739    18,610 SH       SOLE                   18,610      0    0
ANADARKO PETROLEUM CORP          COM             032511107   13,569   375,970 SH       SOLE                  375,970      0    0
APACHE CORP                      COM             037411105   10,006   118,853 SH       SOLE                  118,853      0    0
APPLE INC                        COM             037833100    1,539     6,117 SH       SOLE                    6,117      0    0
APPLIED MATERIALS INC            COM             038222105    5,798   482,366 SH       SOLE                  482,366      0    0
BP PLC                           ADR             055622104      426    14,756 SH       SOLE                   14,756      0    0
BP PRUDHOE BAY ROYALTY TRUST     UNIT BEN INT    055630107      428     4,800 SH       SOLE                    4,800      0    0
BRE PROPERTIES INC               CLASS A         05564E106   15,398   416,942 SH       SOLE                  416,942      0    0
BANK AMER CORP                   COM             060505104   20,548 1,429,926 SH       SOLE                1,429,926      0    0
BARRICK GOLD CORP                COM             067901108   54,337 1,196,591 SH       SOLE                1,196,591      0    0
BHP BILLITON LTD                 SPNSRD ADR      088606108   15,967   257,581 SH       SOLE                  257,581      0    0
BOEING COMPANY                   COM             097023105   14,291   227,739 SH       SOLE                  227,739      0    0
BOSTON PROPERTIES INC            COM             101121101    5,315    74,505 SH       SOLE                   74,505      0    0
BOSTON SCIENTIFIC CORP           COM             101137107       62    10,647 SH       SOLE                   10,647      0    0
BRISTOL MYERS SQUIBB CO          COM             110122108    1,250    50,137 SH       SOLE                   50,137      0    0
CME GROUP INC                    COM             12572Q105    9,001    31,968 SH       SOLE                   31,968      0    0
CVS CAREMARK CORP                COM             126650100      205     7,000 SH       SOLE                    7,000      0    0
CANADIAN PACIFIC RAILWAY LTD     COM             13645T100    2,632    49,095 SH       SOLE                   49,095      0    0
CATERPILLAR INC DEL              COM             149123101   23,715   394,784 SH       SOLE                  394,784      0    0
CHEVRON CORP NEW                 COM             166764100    2,003    29,510 SH       SOLE                   29,510      0    0
CHINA LIFE INSURANCE CO LTD      SPNSRD ADR      16939P106   21,946   336,598 SH       SOLE                  336,598      0    0
CHINA MOBILE LTD                 SPNSRD ADR      16941M109   20,451   413,897 SH       SOLE                  413,897      0    0
CISCO SYS INC                    COM             17275R102   23,216 1,089,462 SH       SOLE                1,089,462      0    0
CITIGROUP INC                    COM             172967101      210    55,778 SH       SOLE                   55,778      0    0
CNINSURE INC                     SPNSRD ADR      18976M103    1,455    56,105 SH       SOLE                   56,105      0    0
CONOCOPHILLIPS                   COM             20825C104      223     4,544 SH       SOLE                    4,544      0    0
CTRIP COM INTL LTD               AMER DEP SHS    22943F100   22,831   607,847 SH       SOLE                  607,847      0    0
DELL INC                         COM             24702R101    5,579   462,585 SH       SOLE                  462,585      0    0
DEVON ENERGY CORP (NEW)          COM             25179M103   15,375   252,388 SH       SOLE                  252,388      0    0
E HOUSE CHINA HLDGS              ADR             26852W103   10,028   677,130 SH       SOLE                  677,130      0    0
EMERSON ELECTRIC COMPANY         COM             291011104   12,303   281,587 SH       SOLE                  281,587      0    0
ENTERPRISE PRODUCTS PARTNERS     COM             293792107      274     7,750 SH       SOLE                    7,750      0    0
EQUITY RESIDENTIAL               SHS BEN INT     29476L107   16,469   395,515 SH       SOLE                  395,515      0    0
ESSEX PROPERTIES TRUST           COM             297178105   11,016   112,936 SH       SOLE                  112,936      0    0
EXXON MOBIL CORP                 COM             30231G102    4,298    75,304 SH       SOLE                   75,304      0    0
FLUOR CORP (NEW)                 COM             343412102      364     8,560 SH       SOLE                    8,560      0    0
GAMMON GOLD INC                  COM             36467T106       82    15,000 SH       SOLE                   15,000      0    0
GARDNER DENVER MACHINERY INC     COM             365558105      258     5,779 SH       SOLE                    5,779      0    0
GENERAL ELEC CO                  COM             369604103    1,140    79,086 SH       SOLE                   79,086      0    0
GENWORTH FINANCIAL INC           CLASS A         37247D106      186    14,240 SH       SOLE                   14,240      0    0
GILEAD SCIENCES INC              COM             375558103      410    11,965 SH       SOLE                   11,965      0    0
GOLDCORP INC                     COM             380956409   37,095   845,947 SH       SOLE                  845,947      0    0
GOLDMAN SACHS GROUP INC          COM             38141G104   22,880   174,298 SH       SOLE                  174,298      0    0
GOOGLE INC                       CLASS A         38259P508   14,259    32,046 SH       SOLE                   32,046      0    0
HEWLETT PACKARD CORP             COM             428236103   15,759   364,107 SH       SOLE                  364,107      0    0
HONEYWELL INTERNATIONAL INC      COM             438516106   16,219   415,545 SH       SOLE                  415,545      0    0
INTEL CORP                       COM             458140100   20,058 1,031,243 SH       SOLE                1,031,243      0    0
INTERNATIONAL BUSINESS MACHS     COM             459200101    1,693    13,708 SH       SOLE                   13,708      0    0
ISHARES BRAZIL INDEX FUND        MSCI BRAZIL     464286400   46,327   749,256 SH       SOLE                  749,256      0    0
ISHARES INC SINGAPORE            MSCI SINGAPOR   464286673   54,464 4,845,519 SH       SOLE                4,845,519      0    0
ISHARES TAIWAN INDX              MSCI TAIWAN     464286731   27,035 2,413,805 SH       SOLE                2,413,805      0    0
ISHARES INC S KOREA              MSCI S KOREA    464286772   28,402   635,251 SH       SOLE                  635,251      0    0
ISHARES INC HONG KONG            MSCI HONG KONG  464286871   53,659 3,632,942 SH       SOLE                3,632,942      0    0
ISHARES TRUST INDEX              DJ SEL DIV INDX 464287168      433    10,194 SH       SOLE                   10,194      0    0
ISHARES FTSE/XINHUA CHINA 25     FTSE XNHUA INX  464287184   63,332 1,618,511 SH       SOLE                1,618,511      0    0

                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------- --------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------- --------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
JA SOLAR HOLDINGS CO. LTD.       SPON ADR        466090107      139    30,001 SH       SOLE                   30,001      0    0
JPMORGAN CHASE & CO              COM             46625H100      690    18,839 SH       SOLE                   18,839      0    0
JAMBA, INC                       COM             47023A101       21    10,000 SH       SOLE                   10,000      0    0
JOHNSON & JOHNSON                COM             478160104    1,360    23,033 SH       SOLE                   23,033      0    0
KINDER MORGAN ENERGY PARTNERS    UNIT LTD PARTN  494550106      281     4,325 SH       SOLE                    4,325      0    0
KOHLS CORP                       COM             500255104   10,597   223,100 SH       SOLE                  223,100      0    0
MCDONALDS CORP                   COM             580135101      318     4,829 SH       SOLE                    4,829      0    0
MCKESSON CORP                    COM             58155Q103   12,552   186,901 SH       SOLE                  186,901      0    0
MEDTRONIC INC                    COM             585055106      855    23,568 SH       SOLE                   23,568      0    0
MICROSOFT CORP                   COM             594918104    1,009    43,842 SH       SOLE                   43,842      0    0
MONSANTO COMPANY                 COM             61166W101    1,043    22,570 SH       SOLE                   22,570      0    0
MORGAN STANLEY                   COM             617446448      202     8,700 SH       SOLE                    8,700      0    0
NASDAQ OMX GROUP INC 2.50%       NOTE 8/5/2013   631103AA6    2,206 2,325,000 PRN      SOLE                2,325,000      0    0
NEW ORIENTAL EDUC & TECH GROUP   SPON ADR        647581107   15,484   166,152 SH       SOLE                  166,152      0    0
NEWELL RUBBERMAID INC            COM             651229106    6,353   433,945 SH       SOLE                  433,945      0    0
NEWMONT MINING CORP              COM             651639106    7,064   114,420 SH       SOLE                  114,420      0    0
NIKE INC                         CLASS B         654106103      352     5,215 SH       SOLE                    5,215      0    0
NUANCE COMMUNICATIONS INC        COM             67020Y100      798    53,410 SH       SOLE                   53,410      0    0
NUSTAR ENERGY LP                 UNIT COM        67058H102      239     4,171 SH       SOLE                    4,171      0    0
NVIDIA CORPORATION               COM             67066G104    3,726   364,930 SH       SOLE                  364,930      0    0
ORACLE CORP                      COM             68389X105   16,976   791,040 SH       SOLE                  791,040      0    0
PAYCHEX INC                      COM             704326107   14,062   541,470 SH       SOLE                  541,470      0    0
PEPSICO INC                      COM             713448108      451     7,395 SH       SOLE                    7,395      0    0
PETROCHINA CO LTD                SPON ADR        7.16E+104   18,034   164,346 SH       SOLE                  164,346      0    0
PETSMART INC                     COM             716768106      207     6,855 SH       SOLE                    6,855      0    0
PFIZER INC                       COM             717081103    2,053   143,937 SH       SOLE                  143,937      0    0
PHILIP MORRIS INTL INC           COM             718172109      745    16,251 SH       SOLE                   16,251      0    0
PIMCO HIGH INCOME FUND           COM SHS         722014107   79,756 6,635,245 SH       SOLE                6,635,245      0    0
POWERSHARES QQQ TRUST            UNIT SER 1      73935A104      903    21,154 SH       SOLE                   21,154      0    0
PRECISION CASTPARTS CORP         COM             740189105      261     2,533 SH       SOLE                    2,533      0    0
PROCTER & GAMBLE CO              COM             742718109    3,362    56,057 SH       SOLE                   56,057      0    0
PUBLIC STORAGE                   COM             74460D109      227     2,584 SH       SOLE                    2,584      0    0
RESEARCH IN MOTION LTD           COM             760975102   10,164   206,337 SH       SOLE                  206,337      0    0
ROYAL BANK OF CANADA             COM             780087102    8,305   173,789 SH       SOLE                  173,789      0    0
ROYAL DUTCH SHELL PLC            CL A ADR        780259206      684    13,625 SH       SOLE                   13,625      0    0
S&P DEPOSITORY RECEIPTS TRUST    UNIT SER 1      78462F103      521     5,046 SH       SOLE                    5,046      0    0
SPDR GOLD TRUST                  GOLD SHS        78463V107    1,036     8,517 SH       SOLE                    8,517      0    0
SPDR S&P MIDCAP 400 ETF TRUST    UNIT SER 1      78467Y107      325     2,520 SH       SOLE                    2,520      0    0
SABA SOFTWARE INC (NEW)          COM             784932600      142    27,500 SH       SOLE                   27,500      0    0
SANDISK CORP                     COM             80004C101    9,898   235,265 SH       SOLE                  235,265      0    0
SCHLUMBERGER LIMITED             COM             806857108   12,127   219,141 SH       SOLE                  219,141      0    0
SCHWAB CHARLES CORP              COM             808513105      149    10,500 SH       SOLE                   10,500      0    0
J.M. SMUCKER CO (NEW)            COM             832696405      223     3,708 SH       SOLE                    3,708      0    0
SPIRIT AEROSYSTEMS HOLDINGS INC. CLASS A         848574109      822    43,145 SH       SOLE                   43,145      0    0
STARBUCKS CORPORATION            COM             855244109   12,341   507,859 SH       SOLE                  507,859      0    0
SUNTECH POWER HOLDINGS           ADR             86800C104    5,780   630,346 SH       SOLE                  630,346      0    0
TEXAS INSTRUMENTS INC            COM             882508104   13,087   562,177 SH       SOLE                  562,177      0    0
3M CO                            COM             88579Y101    7,564    95,758 SH       SOLE                   95,758      0    0
UDR INC                          COM             902653104   10,496   548,647 SH       SOLE                  548,647      0    0
UNITED PARCEL SERVICE INC        COM             911312106   11,382   200,076 SH       SOLE                  200,076      0    0
VARIAN MEDICAL SYSTEMS INC       COM             92220P105      575    11,000 SH       SOLE                   11,000      0    0
VISA INC                         CLASS A         92826C839   13,653   192,973 SH       SOLE                  192,973      0    0
WASHINGTON REAL ESTATE INV       SHS BEN INT     939653101   11,793   427,442 SH       SOLE                  427,442      0    0
WELLS FARGO & CO (NEW)           COM             949746101   21,001   820,352 SH       SOLE                  820,352      0    0
ARCH CAPITAL GROUP LTD           ORD             G0450A105      229     3,078 SH       SOLE                    3,078      0    0


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